OPERATING LEASES	12 Months Ended
Dec. 31, 2023
Operating Leases
OPERATING LEASES

NOTE 7. OPERATING LEASES

In September 2020, the Company commenced a operating lease for approximately 100,000 rentable square feet for its manufacturing and operations. The building lease term is for 88 months commencing on September 21, 2020 at a rent of $50,000 per month including taxes, insurance and common area maintenance until December 31, 2020. Beginning January 1, 2021, the rent adjusted to $80,000 per month on a triple net basis and shall increase at an annual rate of 3% per annum until December 31, 2027.

Effective September 1, 2023, the lease was amended to reduce the rentable square feet from 100,000 to approximately 75,000 square feet and the rent and tenant share of expenses were decreased in proportion to the reduction in rentable square feet.  The Company recorded this as a lease modification in accordance with ASC 842, Leases, and recorded a reduction to the right of use asset and lease liability of $1,292,316 and $1,376,994, respectively.  The Company recognized a gain on the lease modification of $84,678, which was recorded as other income in the Statement of Operations.

As of December 31, 2023 and 2022, assets and liabilities related to the Company's lease were as follows:

	As of December 31,
	2023	2022
Operating lease right-of-use assets, net	$2,364,672	$4,324,514
Current portion of operating lease liability	491,440	733,572
Non-current portion of operating lease liability	2,043,025	3,827,878

During the years ended December 31, 2023 and 2022 the Company recorded operating lease costs included in Selling, general, and administrative expenses on the Statement of Operations of $961,333 and $1,042,346, respectively.

Future maturities of the operating lease liability are as follows:

2024	$769,129
2025	792,203
2026	815,969
2027	840,449
Total lease payments	$3,217,750
Less amounts representing interest	$(683,285)
Present value of lease liability	$2,534,465

The remaining weighted average lease term and discount rate of the operating lease is 48.0 months and 12.0%, respectively.

During the years ended December 31, 2023 and 2022, the Company recorded short term lease expense of approximately $326,400 and $16,200, respectively.